Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Outstanding Capital Commitments	Capital commitments outstanding as of December 31, 2019 and 2020 not provided for in the consolidated financial statements were as follows:

	As of December 31,
	2019	2020
Contracted for	2,109	50,143